Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow and Non-cash Investing and Financing Information
The supplemental disclosures of cash flow and non-cash investing and financing information are as follows:

	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Interest paid (net of amount capitalized of $10, $12, and $9, respectively)	$548	$491	$120
Taxes paid (net of refunds)	$(1)	$2	$—
Other non-cash investing and financing activity:
Change in capital expenditures included in accounts payable	$(13)	$10	$23
Change in capital expenditures pursuant to equipment financing agreements	$11	$61	$—
Non-cash consideration transferred for acquisitions	$—	$105	$—